Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

December 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A of Deutsche Core Fixed Income Fund, Deutsche Global Inflation Fund, Deutsche GNMA Fund, Deutsche High Income Fund, Deutsche Global High Income Fund, Deutsche Short Duration Fund, Deutsche Strategic Government Securities Fund, Deutsche Fixed Income Opportunities Fund (formerly Deutsche Ultra-Short Duration Fund) and Deutsche Unconstrained Income Fund (each a, “Fund,” and collectively, the “Funds”), each a series of Deutsche Income Trust (the “Trust”); (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Funds and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2017. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect the addition of Class T shares to the Funds. The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on January 28, 2016 in Post-Effective Amendment No. 83 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

cc: John Marten, Esq., Vedder Price P.C.